Indebtedness (Details) $ in Thousands, $ in Millions						12 Months Ended
	Sep. 30, 2025	Nov. 15, 2024 USD ($)	Apr. 27, 2021 CAD ($)	Dec. 06, 2019 CAD ($)	Oct. 11, 2019 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)	Sep. 13, 2024 CAD ($)	Oct. 31, 2020	Apr. 30, 2020	Dec. 06, 2019 USD ($)	Oct. 11, 2019 USD ($)
Indebtedness [Line Items]
Debt issue costs						$ 6,896		$ 202,493		$ 230,080
Senior unsecured notes issued (in Dollars)						3,493,607		3,096,615
Subsequently amortized liability						157,100
Drawn under the facilities						$ 690,000
Percentage of grant warrants equivalent		11.87%
Issuance of the warrants		10 years				10 years					10 years
Equity valuation (in Dollars)		$ 3,000.0
Warrants exercisable	11.87%
Senior Secured Credit Facilities [Member]
Indebtedness [Line Items]
Revolving credit facility						$ 200,000
Term Loan B — U.S. Facility [Member]
Indebtedness [Line Items]
Revolving credit facility						$ 1,300
Credit exposure (in Dollars)											$ 1,908.5
Senior credit facilities, description						(i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer required.	(i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer required.
Credit agreement of benchmark rates						The seventh amendment amends the Credit Agreement to replace LIBOR-based benchmark rates with SOFR-based benchmark rates and to make certain other conforming changes. Following the seventh amendment, loans under the Term Loan B Facility bear interest, at Telesat Canada’s option, at either (i) a floating rate based on the base rate, plus an applicable margin of 1.75% or (ii) a floating rate based on SOFR, plus an applicable margin of 2.75%. In addition, loans benchmarked against SOFR will be subject to a credit spread adjustment of 0.11448% for a one-month interest period, 0.26161% for a three-month interest period and 0.42826% for a six-month interest period.	The seventh amendment amends the Credit Agreement to replace LIBOR-based benchmark rates with SOFR-based benchmark rates and to make certain other conforming changes. Following the seventh amendment, loans under the Term Loan B Facility bear interest, at Telesat Canada’s option, at either (i) a floating rate based on the base rate, plus an applicable margin of 1.75% or (ii) a floating rate based on SOFR, plus an applicable margin of 2.75%. In addition, loans benchmarked against SOFR will be subject to a credit spread adjustment of 0.11448% for a one-month interest period, 0.26161% for a three-month interest period and 0.42826% for a six-month interest period.
Debt issue costs						$ 16,000
Debt costs						$ 1,900		3,900
Principal amount								137,900	$ 101.2
Open market purchases								69,100	50.7
Prepayment options								$ 400	$ 0.3
Weighted average effective interest rate, percentage						7.49%	7.49%	7.64%	7.64%
Senior Unsecured Notes [Member]
Indebtedness [Line Items]
Debt issue costs						$ 7,400
Open market purchases						4,500	$ 3.3	$ 30,400	$ 22.3
Prepayment options						100	0.1	400	0.3
Gain on extinguishment of debt						$ 6,900	$ 5.0	$ 70,000	$ 51.4
Weighted average effective interest rate, percentage						6.19%	6.19%	6.21%	6.21%
Percentage of bearing annual interest rate													2027.00%	6.50%
Senior unsecured notes carrying value						$ 1,100		$ 1,700
Increase to indebtedness					$ 17,800
Subsequently amortized liability						2,600		4,000
Repurchased principal amount						11,400	$ 8.2	100,400	$ 73.8
Senior Secured Notes [Member]
Indebtedness [Line Items]
Debt issue costs						$ 6,600
Open market purchases								48,400	35.1
Prepayment options								200	0.2
Gain on extinguishment of debt								$ 54,900	$ 39.9
Weighted average effective interest rate, percentage						4.74%	4.74%	4.74%	4.74%
Senior unsecured notes carrying value						$ 900		$ 1,500
Increase to indebtedness				$ 10,600
Subsequently amortized liability						1,500		2,500
Repurchased principal amount								103,300	$ 75.0
Interest payable, percentage				4.875%
2026 Senior Secured Notes [Member]
Indebtedness [Line Items]
Open market purchases								8,000	5.9
Prepayment options								8,400	6.1
Increase to indebtedness			$ 1,900
Subsequently amortized liability						$ 300		600
Repurchased principal amount								16,400	12.0
Senior secured notes, description			Telesat Canada, as issuer, and Telesat LLC, as co-issuer, issued US$500 million in aggregate principal amount of 2026 Senior Secured Notes maturing in December 2026. The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021 to holders of record on the immediately preceding May 15 or November 15, as the case may be. Debt issue costs of $6.8 million were incurred in connection with the issuance of the 2026 Senior Secured Notes and had a carrying value of $1.0 million as at December 31, 2025 (December 31, 2024 — $2.1 million).
Percentage weighted average effective interest rate						5.80%	5.80%
Telesat Lightspeed Financing [Member]
Indebtedness [Line Items]
Loan interest rate						4.75%					4.75%
Maturity on outstanding drawn loan						15 years					15 years
Interest costs incurred						$ 29,400
6.5% Senior Notes [Member] | Senior Unsecured Notes [Member]
Indebtedness [Line Items]
Borrowings maturity date, description					October 2027
Government of Canada [Member] | Telesat Lightspeed Financing [Member]
Indebtedness [Line Items]
Debt issue costs						31,100
Loan facilities principal amount												$ 2,140,000
Government of Quebec [Member] | Telesat Lightspeed Financing [Member]
Indebtedness [Line Items]
Debt issue costs						6,400
Loan facilities principal amount												$ 400,000
Other related parties [member] | Term Loan B — U.S. Facility [Member]
Indebtedness [Line Items]
Gain on extinguishment of debt								68,800	$ 50.5
Telesat Lightspeed Financing [Member] | Telesat Lightspeed Financing [Member]
Indebtedness [Line Items]
Debt issue costs						37,500
Subsequently amortized liability						$ 9,800
Private Placements [Member] | Senior Unsecured Notes [Member]
Indebtedness [Line Items]
Senior unsecured notes issued (in Dollars)																$ 550.0
Private Placements [Member] | Senior Secured Notes [Member]
Indebtedness [Line Items]
Senior unsecured notes issued (in Dollars)															$ 400.0